BORROWINGS - Long term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
BORROWINGS
Long-term, current portion	$ 107,461	$ 718,034
Long-term, current portion	63,590	61,623
Subtotal for long-term	317,582	353,985
Long-term borrowings from non-banking institutions	76,032	50,356
Long-term borrowings from non-banking institutions	$ 76,032	$ 50,356
Average interest rate on long-term borrowings (as a percent)	2.50%	3.06%
Future principal repayment on the long-term borrowings loans
2018	$ 436,821
2019	62,255
2020	120,477
2021	48,444
2022	5,970
Thereafter	156,468
Total	830,435
Less: future principal repayment related to long-term borrowings, current portion	(436,821)
Total long-term portion	393,614	$ 404,341
Borrowings secured by project assets
BORROWINGS
Long-term, current portion	208,755	131,562
Long-term, current portion	57,015	205,873
Borrowings unsecured by project assets
BORROWINGS
Long-term, current portion		11,358
Borrowings on project assets
BORROWINGS
Long-term, current portion	$ 265,770	$ 348,793
Average interest rate on long-term borrowings (as a percent)	4.59%	2.22%
Unsecured
BORROWINGS
Long-term borrowings from non-banking institutions	$ 10,409	$ 50,356
Future principal repayment on the long-term borrowings loans
Total long-term portion	97,237	87,852
Borrowings secured by project assets and solar power systems
BORROWINGS
Long-term borrowings from non-banking institutions	65,623
Future principal repayment on the long-term borrowings loans
Total long-term portion	161,628	24,640
Borrowings secured by property, plant and equipment
Future principal repayment on the long-term borrowings loans
Total long-term portion	32,863	83,329
Borrowings secured by equity
Future principal repayment on the long-term borrowings loans
Total long-term portion		150,000
Borrowings secured by restricted cash
Future principal repayment on the long-term borrowings loans
Total long-term portion	12,483
Borrowings secured by accounts receivable
Future principal repayment on the long-term borrowings loans
Total long-term portion	8,361
Borrowings secured by inventories
Future principal repayment on the long-term borrowings loans
Total long-term portion	$ 5,010	$ 8,164